SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax statutory tax rate	25.00%